Document And Entity Information	Jan. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	PHX MINERALS INC.
Entity Central Index Key	0000315131
Entity Emerging Growth Company	false
Securities Act File Number	001-31759
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-1055775
Entity Address, Address Line One	1320 South University Drive
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	(405)
Local Phone Number	948-1560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01666 par value
Trading Symbol	PHX
Security Exchange Name	NYSE